Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Other Income
Other income for the years ended December 31, 2023, 2024 and 2025, are as follows:

(in millions of Korean won)	2023	2024	2025
Gain on disposal of property and equipment and investment properties	₩ 22,447	₩ 47,754	₩ 20,105
Gain on disposal of intangible assets	1,727	311	1,641
Gain on disposal of right-of-use assets	3,580	2,967	2,988
Property and Equipment loss recovery income	152,712	165,196	175,100
Income from government subsidies	40,725	1,261	565
Gain on disposal of investments in associates	6,982	19,074	8,384
Gain on disposal of investments in subsidiaries	28,825	52,688	33,867
Others	51,046	55,578	52,065
Total	₩ 308,044	₩ 344,829	₩ 294,715